Related party transactions with affiliated company - Additional Information (Detail) (USD $)	12 Months Ended								12 Months Ended								12 Months Ended		3 Months Ended							12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2012 Prlp2011 Holdings Llc Joint Venture [Member]	Sep. 30, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2013 PR Asset Portfolio 2013-1 International, LLC [Member]	Mar. 31, 2013 PR Asset Portfolio 2013-1 International, LLC [Member]	Dec. 31, 2013 Professional Fees [Member]	Dec. 31, 2012 Professional Fees [Member]	Dec. 31, 2013 Donations [Member]	Dec. 31, 2012 Donations [Member]	Mar. 31, 2013 Related Party Equity Interest Residencial Project [Member]	Dec. 31, 2007 Related Party Equity Interest Residencial Project [Member]	Dec. 31, 2013 Related Party Residencial Mortgage Loan Director [Member]	Dec. 31, 2006 Related Party Residencial Mortgage Loan Director [Member]	Dec. 31, 2012 Related Party Residencial Mortgage Loan Officer [Member]	Dec. 31, 2007 Related Party Residencial Mortgage Loan Officer [Member]	Mar. 31, 2012 Related Party [Member]	Sep. 30, 2013 Related Party [Member]	Sep. 30, 2013 Related Party [Member] Discharge Of Debt Member	Sep. 30, 2013 Related Party [Member] Sale Non Performing Loans [Member]	Dec. 31, 2013 Related Party [Member] Outstanding Balance [Member]	Sep. 30, 2013 Related Party [Member] Outstanding Balance [Member] Sale Non Performing Loans [Member]	Dec. 31, 2012 Related Party [Member] Paid In Full [Member]	Dec. 31, 2013 E V E R T E C Inc [Member]	Dec. 31, 2012 E V E R T E C Inc [Member]	Dec. 31, 2013 E V E R T E C Inc [Member] Gross [Member]	Dec. 31, 2012 E V E R T E C Inc [Member] Gross [Member]	Dec. 31, 2013 E V E R T E C Inc [Member] Deposits Member Scenario Actual Member	Dec. 31, 2012 E V E R T E C Inc [Member] Deposits Member Scenario Actual Member	Dec. 31, 2013 E V E R T E C Inc [Member] Loan Scenario Actual Member	Dec. 31, 2012 E V E R T E C Inc [Member] Loan Scenario Actual Member	Dec. 31, 2013 Westernbank Acquisition Loan Related [Member]	Dec. 31, 2013 Performance Guarantee [Member] E V E R T E C Inc [Member]	Dec. 31, 2012 Performance Guarantee [Member] E V E R T E C Inc [Member]	Dec. 31, 2013 Financial Standby Letter Of Credit Member	Dec. 31, 2012 Financial Standby Letter Of Credit Member	Dec. 31, 2013 Financial Standby Letter Of Credit Member E V E R T E C Inc [Member]	Dec. 31, 2012 Financial Standby Letter Of Credit Member E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party									$ 1,100,000	$ 1,900,000	$ 700,000	$ 600,000
Equity Method Investment Ownership Percentage				24.90%	24.90%	24.90%	24.90%	24.90%																		14.90%	48.50%
Guarantee Obligations Current Carrying Value																																				1,000,000	400,000	600,000	3,600,000	2,900,000
Guarantee Obligations Term																																			5-year period
Loans Sold																						15,700,000
Line of Credit Facility, Maximum Borrowing Capacity														250,000
Proceeds from Equity Method Investment Dividends, Distributions and Return of Capital																											155,000,000
Equity method investments, distributions																										4,400,000	5,000,000
After Tax Gain																										412,800,000
Loans and Leases Receivable, Related Parties													2,000,000	3,900,000	900,000	828,000	1,700,000	1,350,000			1,900,000											0	53,589,000
Financing Receivable Modifications Recorded Investment																			1,800,000				1,100,000	13,200,000	300,000
Modifications, Pre-Modification Recorded Investment	174,389,000	588,139,000																	1,500,000
Financing Receivable Allowance For Credit Losses Write Offs	(485,148,000)	(630,472,000)															500,000
Stock repurchased by Evertec from underwriters																										3,690,036
Reduction in Evertec's Capital																										75,000,000
Proceeds From Sale Of Stock In Equity Method Investee	481,377,000	0	0																							585,000,000
Equity Method Investments	197,006,000	246,776,000																										19,931,000	73,916,000
Related Party Deposit Liabilities	20,000,000	23,000,000																												(14,289,000)	(19,968,000)
Related Party Transaction Other Changes	(5,645,000)	(6,875,000)																																25,000,000
Agreement Undeveloped Parcel Of Land																				$ 2,700,000